UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2002
Check here if Amendment [X ] is a restatement.
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		A R Asset Management, Inc.
Address:	335 North Maple Drive, Suite 366
		Beverly Hills, CA 90210

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Monica St. Lanne
Title:	Vice President
Phone:	310-859-7644
Signature, Place, and Date of Signing:

Monica St. Lanne	Beverly Hills, CA	May 1, 2002

Report Type (Checky only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	91
Form 13F Information Table Value Total:	206,396

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Meadowbrook Golf Group Series                                  400   129032 SH       SOLE                   129032
AOL Time Warner Inc.           COM              02364j104     1178    49825 SH       SOLE                    49825
AON Corporation                COM              037389103      618    17658 SH       SOLE                     9408     8250
AXA ADR                        COM              054536107      530    23600 SH       SOLE                    23600
Abbott Laboratories            COM              002824100      721    13700 SH       SOLE                     3500    10200
Advanced Micro Devices, Inc. U COM              007903107      250    17000 SH       SOLE                    17000
Alleghany Corp                 COM              017175100      292     1560 SH       SOLE                      248     1312
American Intl Group            COM              026874107     2616    36260 SH       SOLE                    26881     9379
Anheuser Busch Cos Inc         COM              035229103      522    10000 SH       SOLE                             10000
Apple Computers Inc            COM              037833100      947    40000 SH       SOLE                    40000
Arcata Corp (liquidating)      COM                               0    12000 SH       SOLE                     1000    11000
Archer-Daniels -Midland Corp   COM              039483102      142    10172 SH       SOLE                    10172
BP Amoco PLC Spons ADR         COM              055622104      634    11942 SH       SOLE                    11642      300
Bank One Corp                  COM              06423A103      855    20457 SH       SOLE                             20457
Barnes & Noble Inc             COM              067774109      992    32000 SH       SOLE                    28000     4000
Baxter Int'l Inc               COM              071813109      322     5406 SH       SOLE                     5406
BellSouth Corp                 COM              079860102      911    24728 SH       SOLE                    24328      400
Berkshire Hathaway Cl B        COM              084670207      630      266 SH       SOLE                      266
Boeing Co                      COM              097023105      342     7080 SH       SOLE                     7080
Boston Properties Inc.         COM              101121101      237     6000 SH       SOLE                              6000
Bristol Myers                  COM              110122108     3692    91184 SH       SOLE                    90216      968
Cendant Corp.                  COM              151313103      906    47200 SH       SOLE                    43200     4000
Cheung Kong Holding            COM              166744201      268    30000 SH       SOLE                    30000
ChevronTexaco                  COM                            5177    57351 SH       SOLE                    51433     5918
Cisco Systems Inc              COM              17275R102      515    30400 SH       SOLE                    30400
CitiGroup Inc.                 COM              13218P105     6170   124587 SH       SOLE                    84587    40000
Clear Channel Communications,  COM              184502102      278     5400 SH       SOLE                     5400
Coca Cola Enterprises          COM              191219104     1690    90000 SH       SOLE                             90000
Coca-Cola Co                   COM              191216100    57766  1105350 SH       SOLE                    31256  1074094
Comcast Corp                   COM                             426    13400 SH       SOLE                    13400
Cypress Biosciences            COM              232674101      312    92308 SH       SOLE                             92308
EMC Corporation                COM              268648102      244    20500 SH       SOLE                    20500
Eli Lilly & Co.                COM              532457108      229     3000 SH       SOLE                              3000
Ericsson L.M. Telephone Co     COM                             238    56880 SH       SOLE                    56880
Excalibur Technologies Corp    COM              300651205      556    25000 SH       SOLE                             25000
Exxon Mobil Corporation        COM              302290101     6766   154360 SH       SOLE                   109754    44606
Fannie Mae                     COM              313586109     2490    31170 SH       SOLE                    21870     9300
Federated Department Stores In COM              31410H101      906    22182 SH       SOLE                    22182
FleetBoston Financial Corp.    COM              338915101     1409    40251 SH       SOLE                    38220     2031
Ford Motor Cp DE NEW           COM              345370100     1492    90494 SH       SOLE                    72512    17982
Freddie Mac - Voting Common    COM              313400301    12154   191790 SH       SOLE                   167114    24676
Freeport McMoran Copper & Gold COM              35671D857      315    17904 SH       SOLE                    17904
General Electric               COM              369604103     9917   264800 SH       SOLE                   217084    47716
General Motors Class H New     COM              370442832      506    30759 SH       SOLE                    30654      105
General Motors Corporation     COM              370442105      731    12100 SH       SOLE                    11528      572
Gillette Company               COM              375766102      921    27088 SH       SOLE                    27088
Golden Sitka Resources Inc     COM                               0    16162 SH       SOLE                             16162
He-Ro Group                    COM              42979J107       29    20000 SH       SOLE                             20000
Hugoton Royalty Trust Texas    COM              444717102      156    13000 SH       SOLE                     8000     5000
Intel Corp                     COM              458140100     2535    83370 SH       SOLE                    55770    27600
International Business Machine COM              459200101     8903    85608 SH       SOLE                    58404    27204
J.P. Morgan Chase & Co.        COM                            1262    35391 SH       SOLE                    35091      300
Johnson & Johnson              COM              478160104     2354    36244 SH       SOLE                    35214     1030
Kimberly-Clark                 COM              494368103     2680    41460 SH       SOLE                    41260      200
Liberty Media Group            COM                             642    50810 SH       SOLE                    50810
Loews Cos.                     COM              540424108     6842   116800 SH       SOLE                    79512    37288
Marsh & McLennan Co. Inc.      COM              571748102      406     3600 SH       SOLE                      450     3150
May Department Stores Comp     COM              577778103     6248   179276 SH       SOLE                   149232    30044
McDonald's Corp                COM              580135101      247     8900 SH       SOLE                     8600      300
Meadowbrook Golf Inc           COM              583195102      147   587050 SH       SOLE                   562050    25000
Merck & Co.                    COM              589331107     8448   146720 SH       SOLE                   127520    19200
Microsoft Corp                 COM              594918104      777    12890 SH       SOLE                    12890
Motorola Inc.                  COM              620076109      657    46240 SH       SOLE                    46240
Nestle ADR                     COM                             267     4800 SH       SOLE                              4800
Nokia                          COM              654902204      359    17300 SH       SOLE                    17200      100
Norfolk Southern Corp          COM              655844108      219     9150 SH       SOLE                              9150
Oceanic Exploration            COM                              19    65000 SH       SOLE                             65000
Oracle Corp                    COM              68389X105      584    45600 SH       SOLE                    45600
Pall Corp                      COM              696429307      239    11686 SH       SOLE                     8348     3338
PepsiCo                        COM              713448108     2910    56500 SH       SOLE                    28500    28000
Pfizer, Inc.                   COM              717081103     6263   157610 SH       SOLE                    79360    78250
Philip Morris Companies        COM              718154107     7892   149830 SH       SOLE                    69580    80250
Procter & Gamble Co Com        COM              742718109     1336    14830 SH       SOLE                             14830
Public Storage                 COM              74460D109      517    13971 SH       SOLE                     1488    12483
Reuters Group PLC Spons ADR    COM              76132m102      440     9328 SH       SOLE                     9328
Royal Dutch Petroleum NV ADR   COM              780257804     3085    56800 SH       SOLE                    32572    24228
SBC Communications Inc         COM              78387G103      926    24745 SH       SOLE                    18399     6346
Singapore Airlines             COM              870794302      795   101200 SH       SOLE                   101200
Sovereign Bancorp Inc          COM              845905108      211    15000 SH       SOLE                     5000    10000
Sun Microsystems               COM              866810104      680    77100 SH       SOLE                    77100
Swire Pacific Ltd Spons ADR Rp COM              870794302      216    40000 SH       SOLE                    40000
U.S. Bancorp (Formerly First B COM              902973106     2482   109989 SH       SOLE                   109610      379
USA Networks Inc (formerly HSN COM              902984103      635    20000 SH       SOLE                    20000
Venture Stores                 COM              92267K951        0    10861 SH       SOLE                     8934     1927
Verizon                        COM              92343V104      201     4352 SH       SOLE                     4152      200
Viacom Inc Cl B                COM              925524308     1543    31900 SH       SOLE                    31900
Vornado Realty Trust           COM              929042109      265     6000 SH       SOLE                              6000
WalMart Stores                 COM              931142103      944    15400 SH       SOLE                     5100    10300
Wyeth (n/c from American Home  COM              026609107      263     4000 SH       SOLE                     4000
Zimmer Holdings Inc            COM                             308     9036 SH       SOLE                     8968       68
News Corp Ltd ADR Voting Shs P                  652487802     1253    52193 SH       SOLE                    51468      725